Payroll and social securities payable - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current
Social security payable	$ 1,209	$ 1,219
Non-current payroll and social security liabilities	1,209	1,219
Current
Salaries payable	3,290	3,785
Social security payable	3,025	3,112
Provision for vacations	8,808	9,770
Provision for bonuses	10,085	9,311
Current payroll and social security liabilities	25,208	25,978
Total payroll and social security liabilities	$ 26,417	$ 27,197